Note 6 - Vessels, Net and Vessels Held for Sale (Tables)	12 Months Ended
Dec. 31, 2012
Property, Plant and Equipment [Table Text Block]
	Vessel cost	Accumulated Depreciation	Net Book Value

Balance, December 31, 2010	702,016,175	(98,951,164)	603,065,011
Acquisitions (transfer from Advances for Vessels under Construction and Acquisitions)	69,906,578	—	69,906,578
Held for sale	(1,310,488)	389,203	(921,285)
Disposals	(41,160,174)	10,504,963	(30,655,211)
Depreciation for the year	—	(27,562,120)	(27,562,120)
Balance, December 31, 2011	729,452,091	(115,619,118)	613,832,973
Acquisitions (transfer from Advances for Vessels under Construction and Acquisitions)	65,661,599	—	65,661,599
Disposals	(18,811,000)	2,727,787	(16,083,213)
Depreciation for the year	—	(28,776,688)	(28,776,688)
Balance, December 31, 2012	776,302,690	(141,668,019)	634,634,671